RISK MANAGEMENT - Analysis of the behavior and impairment of the loan portfolio and financial lease operations (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
RISK MANAGEMENT
Financial assets	$ 27,940,140	$ 29,289,301
Allowance	15,479,640	15,864,482	$ 16,616,043	$ 10,929,395
Watch list
RISK MANAGEMENT
Financial assets	$ 26,583,853	$ 31,391,496
Percentage of allowance recorded	27.55%	25.10%
Allowance	$ 7,322,784	$ 7,880,811
Level 1 - Low Risk
RISK MANAGEMENT
Financial assets	$ 10,467,361	$ 13,487,382
Percentage of allowance recorded	1.50%	1.79%
Allowance	$ 157,131	$ 241,520
Level 2 - Medium Risk
RISK MANAGEMENT
Financial assets	$ 7,408,528	$ 7,896,250
Percentage of allowance recorded	9.36%	8.38%
Allowance	$ 693,260	$ 661,419
Level 3 - High Risk
RISK MANAGEMENT
Financial assets	$ 2,265,069	$ 3,678,230
Percentage of allowance recorded	52.04%	47.87%
Allowance	$ 1,178,800	$ 1,760,840
Level 4 - High Risk
RISK MANAGEMENT
Financial assets	$ 6,442,895	$ 6,329,634
Percentage of allowance recorded	82.16%	82.42%
Allowance	$ 5,293,593	$ 5,217,032
Loan portfolio and financial lease operations
RISK MANAGEMENT
Percentage increase (decrease) in 30-day past due loan ratio	22.50%
30-day past due loan ratio	3.55%	4.55%
Commercial and financial leases
RISK MANAGEMENT
Percentage increase (decrease) in total loan portfolio	22.60%
Financial assets	$ 171,635,000
30-day past due loan ratio	2.39%	3.77%
Consumer loans
RISK MANAGEMENT
Percentage increase (decrease) in 30-day past due loan ratio	23.20%
Financial assets	$ 59,588,000
30-day past due loan ratio	5.82%	5.63%
Allowance	$ 6,047,135	$ 5,305,267	5,753,430	3,445,818
Mortgage loans
RISK MANAGEMENT
Percentage increase (decrease) in 30-day past due loan ratio	21.90%
Financial assets	$ 37,371,000
30-day past due loan ratio	4.95%	6.04%
Small Business Loans
RISK MANAGEMENT
Percentage increase (decrease) in 30-day past due loan ratio	(3.60%)
Financial assets	$ 1,328,000
30-day past due loan ratio	11.48%	12.85%
Allowance	$ 125,035	$ 164,067	$ 200,345	$ 140,516